Cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash.
Current annual interest rate earned on deposits	5.15%	3.90%
Cash	$ 94,999	$ 3,823,217	$ 14,869,861
Interest-bearing deposits	3,352,666	6,610,979
Cash	$ 3,447,665	$ 10,434,196	$ 14,869,861	$ 14,869,861	$ 134,516